Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31, 2019	March 31, 2018

Raw material	$315,686	$547,088
Finished goods	715,344	744,489
Provision for inventory	(23,112)	(24,697)
	$1,007,918	$1,266,880